Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of trade receivables net of an allowance
	December 31,
	2020	2021

Trade receivables	$50,181	$55,322
Allowance for credit losses	(1,558)	(1,337)

	$48,623	$53,985

Schedule of property plant and equipment useful life
%

Computers and peripheral equipment	20 - 33
Office furniture and equipment	6 - 33
Buildings	2.5

Schedule of weighted average annual rates for other intangible assets
%

Technology	13 - 50
Customer relationships	7 - 15
Patent	10

Schedule of fair value of each option granted
	Year ended December 31,
	2019	2020	2021

Contractual life	6 years	6 years	6 years
Expected exercise factor	2-2.8	2-2.8	2-2.8
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	30.5%-30.9%	31.0%-35.2%	36.3%-36.9%
Risk-free interest rate	1.6%-2.6%	0.4%-1.8%	0.5%-1.3%

Schedule of liabilities measured at fair value
	December 31,
	2020	2021
	Fair value measurement using input Level 2
Other receivables and prepaid expenses:

Derivative instruments	$-	$188

Total Assets	$-	$188

Accrued expenses and other liabilities:

Derivative instruments	$(707)	$-

Current maturities of Series B Debentures	$(19,796)	$(19,796)

Series B Debentures, net of current maturities	$(98,676)	$(78,986)

Total liabilities	$(119,179)	$(98,782)